Earnings and Loss per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings and Loss per Share
24.
Earnings and Loss per Share

The Group reported basic and diluted loss and earnings per share during the year ended December 31, 2025, 2024 and 2023. Basic earnings and loss per share are calculated by dividing the net profit or loss by the weighted-average number of ordinary shares outstanding for the reporting period.

Diluted earnings and loss per share for the year ended December 31, 2025 are calculated by adjusting the weighted average number of ordinary shares outstanding for any dilutive effects resulting from equity awards granted to the Board and employees of the Group as well as from publicly traded Immatics Warrants. The Group’s equity awards and Immatics Warrants for which the exercise price is exceeding the Group’s weighted average share price for the year ended December 31, 2025 are excluded from the calculation of diluted weighted average number of ordinary shares.

The Group was loss-making during the year ended December 31, 2025. Therefore all instruments under the 2020, 2022, 2024 and 2025 Equity Plan are anti-dilutive instruments and are excluded in the calculation of diluted weighted average number of ordinary shares outstanding.

The 7,187,500 Immatics Warrants issued in 2020 expired on July 1, 2025. During the year ended December 31, 2025 the warrants had an exercise price exceeding the Group’s weighted average share price and are therefore not included in the calculation.

The Group generated a profit during the year ended December 31, 2024. Therefore all instruments under the 2020, 2022 and 2024 Equity Plan that have an exercise price below the weighted average share price for the year ended December 31, 2024 are dilutive instruments and are included in the calculation of diluted weighted average number of ordinary shares outstanding.

The 7,187,500 Immatics Warrants issued in 2020 and outstanding as of December 31, 2024 have an exercise price exceeding the Group’s weighted average share price for the year ended December 31, 2024 and are therefore not included in the calculation.

For the year ended December 31, 2023 the Group was loss-making. The Group’s weighted average share price was below the exercise price for the given period. Therefore, Immatics Warrants have no dilutive effect.

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands, except share and per share data)
Numerator:
Net Profit/(loss)	(196,447)	15,218	(94,649)
Adjustments of profit or loss	—	—	—
Net Profit/(loss) available to common shareholders	(196,447)	15,218	(94,649)

Denominator:
Weighted average shares outstanding - Basic	122,348,434	105,744,929	80,546,682
Effect of potentially dilutive warrants / shares option	—	1,050,171	—
Weighted average shares outstanding - Diluted	122,348,434	106,795,100	80,546,682

Earning/(Loss) per share - Basic	(1.61)	0.14	(1.18)
Earning/(Loss) per share - Diluted	(1.61)	0.14	(1.18)